Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 59,001,641	$ 10,876,149	$ 16,465,562
Cost of sales	(57,421,814)	(8,377,731)	(10,714,519)
Gross profit	1,579,827	2,498,418	5,751,043
Other income	406,493	418,638	291,582
Other losses	(9,108,459)	(2,380,594)	(1,064,588)
Distribution and selling expenses	(3,399,328)	(4,258,504)	(1,094,391)
Administrative expenses	(9,166,191)	(3,439,816)	(3,478,258)
(Loss)/profit from operations	(19,687,658)	(7,161,858)	405,388
Finance costs	(58,726)	(62,383)	(67,203)
(Loss)/profit before tax	(19,746,384)	(7,224,241)	338,185
Income tax income/(expense)	(17,469,099)	1,556,824	(442,590)
Loss for the year	(37,215,483)	(5,667,417)	(104,405)
Other comprehensive loss
- currency translation differences	1,438,756	3,641,747	(951,780)
Total comprehensive loss for the year	$ (35,776,727)	$ (2,025,670)	$ (1,056,185)
Loss per share of common stock attributable to the Company
- Basic (in Dollars per share)	$ (8.23)	$ (2.09)	$ 0
- Diluted (in Dollars per share)	$ (8.23)	$ (2.09)	$ 0
Weighted average shares outstanding:
- Basic (in Shares)	4,524,345	2,712,528	2,517,491
- Diluted (in Shares)	4,524,345	2,712,528	2,517,491